Commitments and Contingencies - Future Minimum Lease Payments Under Noncancellable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
2014		$ 8,789
Remainder of 2014	412
2015		7,224
2016		4,858
2017		2,566
2018		917
Thereafter		49
Capital Leases, Future Minimum Payments, Net Minimum Payments, Total		24,403
Less: Amounts representing interest		(2,370)
Total obligation under capital leases		22,033
Less: Current portion of capital leases	(8,277)	(7,663)	(3,822)
Long term capital lease obligation	16,109	14,370	8,362
2014		5,363
2015	495	3,692
2016	400	2,657
2017	158	1,464
2018	34	1,003
Thereafter		2,064
Operating Leases, Future Minimum Payments Due, Total		16,243
Related Party Operating Lease [Member]
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
2014		557
2015		495
2016		400
2017		158
2018		34
Operating Leases, Future Minimum Payments Due, Total		1,644
Other Operating Leases [Member]
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
2014		4,806
2015		3,197
2016		2,257
2017		1,306
2018		969
Thereafter		2,064
Operating Leases, Future Minimum Payments Due, Total		$ 14,599